QB2 Advances from SMM/SC - Summary of Debt Continuity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	$ 5,816	$ 7,374	$ 4,913	$ 6,255
Non-cash changes
Finance fees, discount amortization and other	12	15	(16)	(20)
Changes in foreign exchange rates	0	474	0	(10)
Borrowings at end of period	5,292	7,167	5,816	7,374
SSM/SC | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	997	1,263	734	934
Cash flows
Advances	685	899	262	326
Non-cash changes
Finance fees, discount amortization and other	1	1	1	1
Changes in foreign exchange rates	0	116	0	2
Borrowings at end of period	$ 1,683	$ 2,279	$ 997	$ 1,263